Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 17 – INCOME TAXES

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

HiTek Hong Kong Limited was incorporated in Hong Kong and does not conduct any substantial operations. No provision for Hong Kong profits tax has been made in the CFS as HiTek Hong Kong Limited has no assessable profits for the years ended December 31, 2024, 2023 and 2022.

PRC

The Company’s PRC operating subsidiary and VIEs, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises. One of the Company’s subsidiaries located in the Xinjiang Huoerguosi special development zones, Huoerguosi, is currently exempt from corporate income tax in China from January 1, 2017 to December 31, 2021. Since the beginning of 2022, Huoerguosi did not enjoy the above preferential tax policy. State Administration of Taxation and Ministry of Finance issued a notice related to the tax relief policy of the small- scale enterprises in January 2019. According to the notice, from January 1, 2019 to December 31, 2021, if a small profit-making enterprise has annual taxable income less than or equal to RMB 1 million, only 25% of its annual taxable income will be subject to income tax at a reduced rate of 20%; for those with annual taxable income more than RMB 1 million but less than RMB 3 million, 50% of their annual taxable income will be subject to income tax at the reduced rate of 20%. In April 2021, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance issued a notice stating that, from January 1, 2021 to December 31, 2022, for those with annual taxable income less than or equal to RMB 1 million, only 12.5% of its annual taxable income will be subject to income tax at a reduced rate of 20%. In March 2022, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance further issued a notice stating that, from January 1, 2022 to December 31, 2024, for those with annual taxable income more than RMB 1 million but did not exceed RMB 3 million, 25% of their annual taxable income will be subject to income tax at the same reduced rate of 20%. In March 2023, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance issued a notice stating that, from January 1, 2023 to December 31, 2024, for those with annual taxable income less than or equal to RMB 1 million, 25% of their annual taxable income will be subject to income tax at the same reduced rate of 20%.

The Company’s (loss) income before income taxes includes the following for the years ended December 31.

	2024	2023	2022

Non-PRC operations	$(781,182)	$(176,949)	$(385,297)
PRC operations	(75,761)	1,771,475	2,254,260
Total (loss) income before income taxes	$(856,943)	$1,594,526	$1,868,963

Income tax expense was comprised of the following for the years ended December 31.

	2024	2023	2022

Current tax expense	$-	$207,553	$276,189
Deferred tax expense	39,747	339,332	177,029
Total income tax expense	$39,747	$546,885	$453,218

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at December 31, 2024 and 2023 as follows.

	2024	2023

Deferred tax assets
Net operating loss	$87,285	$8,338
Deferred revenue	13,496	39,340
Unbilled cost	441,973	374,357
Unbilled interest	36,682	37,727
Depreciation	5,586	-
Software amortization	224,254	259,965
Allowance for expected credit losses	106,569	13,459
Inventories obsolescence	(6,408)	(6,591)
Unrealized losses on trading securities	1,712	1,761
Accrued Bonus	43,682	43,074
Other	46,771	34,246
Total deferred tax assets	1,001,602	805,676
Deferred tax liabilities
Unbilled revenue	(2,188,848)	(2,270,234)
Unbilled interest income	(318,899)	(50,369)
Deferred government subsidy	(40,519)	(41,673)
Unrealized gain on short-term investment	(25,575)	(285)
Other	(11,792)	(14,336)
Total deferred tax liabilities	(2,585,633)	(2,376,897)
Valuation allowance	(14,878)	(32,942)
Net deferred tax liabilities	$(1,598,909)	$(1,604,163)

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the years ended December 31.

	2024	2023	2022

PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of non-PRC entities not subject to PRC tax	(22.8)%	2.8%	5.2%
Effect of deregistration of a subsidiary	(1.9)%	-%	-%
Permanent difference	(4.6)%	-%	(0.1)%
Tax holiday effect	(0.3)%	6.5%	(5.9)%
Effective tax rate	(4.6)%	34.3%	24.2%

Uncertain Tax Positions

The Company had no significant unrecognized uncertain tax positions or unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of December 31, 2024 and 2023.